Property plant and equipment (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Biological assets capitalized	$ 22,773	$ 21,826
Costs [Member]
Statement [Line Items]
Amortization charge	6,455	6,179
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	2,532	2,900
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 645	$ 510